UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6425

        Nuveen California Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            02/28

Date of reporting period:         11/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Quality Income Municipal Fund, Inc. (NUC)
	November 30, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 5.9% (3.7% of Total Investments)
$ 5,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Baa3	$4,068,650
	Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29
1,115	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	993,019
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
4,620	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Baa3	3,546,451
	Stanislaus County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33
8,065	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled	5/12 at 100.00	Baa3	6,400,787
	Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29
3,370	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	1,337,149
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37

22,170	Total Consumer Staples			16,346,056

	Education and Civic Organizations – 7.3% (4.6% of Total Investments)
280	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	227,116
	2005A, 5.000%, 10/01/35
2,785	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/10 at 100.00	A2	2,786,365
	2000, 5.750%, 11/01/30 – MBIA Insured
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
195	5.000%, 11/01/21	11/15 at 100.00	A2	184,796
260	5.000%, 11/01/25	11/15 at 100.00	A2	233,865
4,640	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aa2	3,472,019
	Trust 1065, 8.923%, 3/01/33 (IF)
4,000	California State Public Works Board, Lease Revenue Refunding Bonds, Community Colleges	3/09 at 100.00	A	4,006,560
	Projects, Series 1996B, 5.625%, 3/01/19 – AMBAC Insured
6,400	California State University, Systemwide Revenue Bonds, Series 2002A, 5.000%, 11/01/20 –	11/12 at 100.00	Aa3	6,413,312
	AMBAC Insured
1,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006,	9/15 at 102.00	Baa3	660,030
	5.000%, 9/01/34
2,500	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.000%, 5/15/33 –	5/13 at 100.00	AA	2,264,500
	AMBAC Insured (UB)

22,060	Total Education and Civic Organizations			20,248,563

	Health Care – 10.2% (6.4% of Total Investments)
1,750	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	4/12 at 100.00	A+	1,671,390
	Bonds, Sansum-Santa Barbara Medical Foundation Clinic, Series 2002A, 5.500%, 4/01/21
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,
	Series 2006:
640	5.000%, 4/01/37	4/16 at 100.00	A+	496,320
3,640	5.250%, 3/01/45	3/16 at 100.00	A+	2,869,303
5,525	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2008,	11/16 at 100.00	AA–	2,975,448
	Trust 3146, 11.686%, 11/15/46 (IF)
2,855	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	Baa2	1,917,761
	of Central California, Series 2007, 5.250%, 2/01/46
1,225	California State Public Works Board, Revenue Bonds, University of California – Davis Medical	11/14 at 100.00	AA	1,183,938
	Center, Series 2004II-A, 5.000%, 11/01/23 – MBIA Insured
1,571	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AAA	907,692
	System, Trust 2554, 14.196%, 7/01/47 – FSA Insured (IF)
685	California Statewide Community Development Authority, Certificates of Participation,	No Opt. Call	A2	725,052
	Cedars-Sinai Medical Center, Series 1992, 6.500%, 8/01/12
1,500	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	1,001,235
	Health System, Series 2005A, 5.250%, 7/01/30
9,030	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante	3/16 at 100.00	A+	6,835,259
	System, Series 2006, 5.000%, 3/01/41
3,015	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	2,531,696
	Series 2001C, 5.250%, 8/01/31
5,825	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	8/17 at 100.00	AA–	2,346,252
	2007C, Residuals 1975, 10.708%, 8/15/38 – AMBAC Insured (IF)
3,025	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/08 at 100.00	BBB	3,006,669
	2008A, 8.250%, 12/01/38

40,286	Total Health Care			28,468,015

	Housing/Multifamily – 2.8% (1.7% of Total Investments)
1,000	Independent Cities Lease Finance Authority, California, Revenue Bonds, Morgan Hill, Hacienda	11/14 at 100.00	N/R	714,950
	Valley Mobile Home Park, Series 2004A, 5.950%, 11/15/39
2,285	Irvine, California, Mobile Home Park Revenue Bonds, Meadows Mobile Home Park, Series 1998A,	3/09 at 101.00	N/R	2,045,304
	5.700%, 3/01/18
2,250	Oceanside, California, Mobile Home Park Revenue Bonds, Laguna Vista Mobile Estates Acquisition	3/09 at 101.00	N/R	1,677,938
	Project, Series 1998, 5.800%, 3/01/28
3,040	Riverside County, California, Mobile Home Park Revenue Bonds, Bravo Mobile Home Park Project,	3/09 at 102.00	N/R	2,242,699
	Series 1999A, 5.900%, 3/20/29
1,030	Yolo County Housing Authority, California, Revenue Refunding Bonds, Russell Park Apartments,	5/09 at 100.00	Aa2	1,034,007
	Series 1992A, 7.000%, 11/01/14

9,605	Total Housing/Multifamily			7,714,898

	Housing/Single Family – 1.0% (0.6% of Total Investments)
750	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	Aa2	702,443
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
3,910	California Housing Finance Agency, Home Mortgage Revenue Bonds, Tender Option Bond Trust	2/16 at 100.00	Aa2	1,982,544
	11605, 15.986%, 8/01/26 (Alternative Minimum Tax) (IF)

4,660	Total Housing/Single Family			2,684,987

	Industrials – 0.5% (0.3% of Total Investments)
2,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	1,453,880
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)

	Long-Term Care – 0.9% (0.6% of Total Investments)
3,500	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center	12/17 at 100.00	Baa1	2,537,780
	Project, Series 2007, 5.375%, 12/01/37

	Tax Obligation/General – 16.1% (10.1% of Total Investments)
1,900	Azusa Unified School District, Los Angeles County, California, General Obligation Bonds,	7/12 at 100.00	AAA	1,953,789
	Series 2002, 5.375%, 7/01/20 – FSA Insured (4)
35	California State, General Obligation Bonds, Series 2002, 5.250%, 4/01/32	4/12 at 100.00	A+	31,561
80	California, General Obligation Bonds, Series 2000, 5.500%, 6/01/25	6/10 at 100.00	A+	80,079
500	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/33	2/13 at 100.00	A+	448,850
6,085	California, General Obligation Veterans Welfare Bonds, Series 1997BJ, 5.700%, 12/01/32	12/08 at 100.00	AA–	5,409,687
	(Alternative Minimum Tax)
1,370	Fremont-Newark Community College District, Alameda County, California, General Obligation	8/11 at 101.00	AA	1,408,977
	Bonds, Series 2002A, 5.375%, 8/01/20 – MBIA Insured
3,610	Hartnell Community College District, California, General Obligation Bonds, Series 2006B,	6/16 at 100.00	AAA	3,423,724
	5.000%, 6/01/29 – FSA Insured (UB)
5,255	Livermore Valley Joint Unified School District, Alameda County, California, General Obligation	8/11 at 100.00	AAA	5,050,843
	Bonds, Election of 1999, Series 2001, 5.125%, 8/01/26 – FSA Insured
2,645	Long Beach Community College District, California, General Obligation Bonds, Series 2005B,	5/15 at 100.00	AA	2,448,291
	5.000%, 5/01/30 – FGIC Insured
1,170	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003F,	7/13 at 100.00	AAA	1,231,484
	5.000%, 7/01/17 – FSA Insured
565	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA	536,032
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
1,500	Sacramento City Unified School District, Sacramento County, California, General Obligation	7/15 at 100.00	Aa3	1,435,155
	Bonds, Series 2005, 5.000%, 7/01/27 – MBIA Insured
6,760	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/13 at 101.00	AAA	7,324,190
	Series 2003E, 5.250%, 7/01/21 – FSA Insured
515	San Joaquin Delta Community College District, California, General Obligation Bonds, Series	8/15 at 100.00	AAA	488,261
	2005A, 5.000%, 8/01/29 – FSA Insured
1,500	San Jose Unified School District, Santa Clara County, California, General Obligation Bonds,	8/15 at 100.00	AA	1,445,655
	Series 2005B, 5.000%, 8/01/25 – FGIC Insured
6,865	San Ramon Valley Unified School District, Contra Costa County, California, General Obligation	8/13 at 100.00	AAA	6,738,547
	Bonds, Series 2003, 5.000%, 8/01/23 – FSA Insured (UB)
1,390	South Pasadena Unified School District, Los Angeles County, California, General Obligation	8/13 at 100.00	AA	1,372,291
	Bonds, Series 2003A, 5.000%, 8/01/22 – FGIC Insured
3,925	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AAA	3,852,702
	Bonds, Series 2003B, 5.000%, 8/01/23 – FSA Insured

45,670	Total Tax Obligation/General			44,680,118

	Tax Obligation/Limited – 31.3% (19.6% of Total Investments)
1,655	Bell Community Housing Authority, California, Lease Revenue Bonds, Series 2005, 5.000%,	10/15 at 100.00	AA	1,351,821
	10/01/36 – AMBAC Insured
1,200	Burbank Public Financing Authority, California, Revenue Bonds, West Olive Redevelopment	12/12 at 100.00	A	1,083,516
	Project, Series 2002, 5.125%, 12/01/22 – AMBAC Insured
3,070	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	12/12 at 100.00	A	3,088,267
	Capital East End Project, Series 2002A, 5.250%, 12/01/16 – AMBAC Insured
2,030	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	3/12 at 100.00	A	2,032,233
	Series 2002C, 5.250%, 3/01/21 – AMBAC Insured
5,115	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A	5,165,485
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/20
2,715	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA+	2,886,072
690	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AA	554,091
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
3,000	Coachella Valley Unified School District, Riverside County, California, Certificates of	9/16 at 100.00	Baa1	2,345,730
	Participation, Series 2007, 5.000%, 9/01/31 – AMBAC Insured
	Commerce Community Development Commission, California, Tax Allocation Refunding Bonds,
	Merged Area Development Projects 2 and 3, Series 1998A:
1,000	5.650%, 8/01/18	2/09 at 102.00	N/R	868,290
2,765	5.700%, 8/01/28	2/09 at 102.00	N/R	2,043,694
1,250	Coronado Community Development Agency, California, Tax Allocation Bonds, Community	9/15 at 100.00	AA	1,035,025
	Development Project, Series 2005, 5.000%, 9/01/30 – AMBAC Insured
3,065	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds,	9/13 at 100.00	AA	2,983,900
	Community Facilities District 98-1, Series 2003, 5.500%, 9/01/33 – MBIA Insured
1,490	Fresno, California, Certificates of Participation, Street Improvement Project, Series 1991,	12/08 at 100.00	AA–	1,519,711
	6.625%, 12/01/11
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Revenue Bonds, Series 2005A, Trust 2215-1:
1,885	0.950%, 6/01/38 – FGIC Insured (IF)	6/15 at 100.00	A	43,807
1,320	0.950%, 6/01/45 – FGIC Insured (IF)	6/15 at 100.00	A	—
9,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	A	7,345,590
	Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
335	5.000%, 9/01/26	9/16 at 100.00	N/R	236,942
775	5.125%, 9/01/36	9/16 at 100.00	N/R	495,690
3,245	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester	9/15 at 100.00	A2	2,557,060
	Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,350	Los Angeles Community Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds,	3/13 at 100.00	BBB–	1,142,060
	Bunker Hill Redevelopment Project, Series 2004L, 5.100%, 3/01/19
4,850	Los Angeles County Metropolitan Transportation Authority, California, Proposition A First Tier	7/13 at 100.00	AAA	5,139,060
	Senior Sales Tax Revenue Bonds, Series 2003A, 5.000%, 7/01/16 – FSA Insured
15,300	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	AA	18,020,796
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – MBIA Insured
1,170	Panama-Buena Vista Union School District, California, Certificates of Participation, School	9/16 at 100.00	AA	1,029,425
	Construction Project, Series 2006, 5.000%, 9/01/24 – MBIA Insured
	Redding Redevelopment Agency, California, Tax Allocation Bonds, Canby-Hilltop-Cypress Area
	Project, Series 2003A:
1,500	5.000%, 9/01/17 – MBIA Insured	9/13 at 100.00	AA	1,564,920
1,500	5.000%, 9/01/20 – MBIA Insured	9/13 at 100.00	AA	1,504,920
600	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	462,516
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
4,320	Richmond Joint Powers Financing Authority, California, Tax Allocation Bonds, Series 2003A,	9/13 at 100.00	AA	3,990,427
	5.250%, 9/01/22 – MBIA Insured
2,000	Rohnert Park Community Development Commission, California, Redevelopment Project Tax	8/17 at 100.00	AA	1,555,440
	Allocation Bonds, Series 2007R, 5.000%, 8/01/37 – FGIC Insured
745	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	A	646,891
	8/01/25 – AMBAC Insured
8,625	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, 300	12/16 at 100.00	AA	7,389,383
	Richards Boulevard, Series 2006C, 5.000%, 12/01/36 – AMBAC Insured
2,500	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/11 at 100.00	AA+	2,508,750
	Project, Series 2001F, 5.000%, 9/01/20 – MBIA Insured
2,770	Santa Ana Community Redevelopment Agency, Orange County, California, Tax Allocation Refunding	9/13 at 100.00	AA	2,773,269
	Bonds, South Main Street Redevelopment, Series 2003B, 5.000%, 9/01/19 – FGIC Insured
2,090	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	AA	1,588,066
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured

95,425	Total Tax Obligation/Limited			86,952,847

	Transportation – 15.0% (9.4% of Total Investments)
3,950	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	3,659,241
	2006, 5.000%, 4/01/31 (UB)
2,585	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/18 at 100.00	AA	2,029,557
	2008, Trust 3211, 11.894%, 4/01/39 (IF)
11,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	9,082,590
	Bonds, Series 1999, 0.000%, 1/15/29
2,000	Orange County Transportation Authority, California, Toll Road Revenue Bonds, 91 Express Lanes	8/13 at 100.00	A1	2,004,840
	Project, Series 2003A, 5.000%, 8/15/20 – AMBAC Insured
2,685	Sacramento County, California, Airport System Revenue Bonds, Series 2002A, 5.250%, 7/01/21 –	7/12 at 100.00	AAA	2,975,598
	FSA Insured
20,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/10 at 101.00	AAA	17,077,998
	Airport, Second Series 2000, Issue 25, 5.750%, 5/01/30 – FSA Insured
	(Alternative Minimum Tax)
	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco
	International Airport, Second Series 2002, Issue 28A:
1,480	5.250%, 5/01/17 – MBIA Insured (Alternative Minimum Tax)	5/12 at 100.00	AA	1,384,022
3,865	5.250%, 5/01/19 – MBIA Insured (Alternative Minimum Tax)	5/12 at 100.00	AA	3,455,001

47,565	Total Transportation			41,668,847

	U.S. Guaranteed – 49.6% (31.1% of Total Investments) (5)
7,325	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/12 at 100.00	N/R (5)	7,892,248
	County Tobacco Funding Corporation, Series 2002B, 5.500%, 6/01/30 (Pre-refunded 6/01/12)
9,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	9,988,020
	5/01/18 (Pre-refunded 5/01/12)
6,190	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/10 at 100.00	A2 (5)	6,676,348
	2000, 5.750%, 11/01/30 (Pre-refunded 11/01/10) – MBIA Insured
	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,
	Series 1999A:
2,955	6.125%, 12/01/30 (Pre-refunded 12/01/09)	12/09 at 101.00	N/R (5)	3,134,428
7,700	6.250%, 12/01/34 (Pre-refunded 12/01/09)	12/09 at 101.00	N/R (5)	8,177,169
8,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, North	2/09 at 100.00	Aaa	9,403,920
	County Recycling Center, Series 1991A, 6.750%, 7/01/17 (ETM)
1,965	California State, General Obligation Bonds, Series 2002, 5.250%, 4/01/32 (Pre-refunded 4/01/12)	4/12 at 100.00	AAA	2,166,707
1,515	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds,	10/13 at 101.00	Aa3 (5)	1,731,054
	Pooled Financing Program, Series 2004A, 5.250%, 10/01/24 (Pre-refunded 10/01/13) –
	FSA Insured
	California, General Obligation Bonds, Series 2000:
1,105	5.500%, 6/01/25 (Pre-refunded 6/01/10)	6/10 at 100.00	AAA	1,166,162
315	5.500%, 6/01/25 (Pre-refunded 6/01/10)	6/10 at 100.00	AAA	332,435
2,500	California, General Obligation Bonds, Series 2004, 5.125%, 2/01/27 (Pre-refunded 2/01/14)	2/14 at 100.00	AAA	2,813,000
4,440	Coast Community College District, Orange County, California, General Obligation Refunding	8/13 at 100.00	AA (5)	4,946,426
	Bonds, Series 2003A, 5.000%, 8/01/22 (Pre-refunded 8/01/13) – MBIA Insured
1,615	Compton Unified School District, Los Angeles County, California, General Obligation Bonds,	9/13 at 100.00	AA (5)	1,837,176
	Series 2003A, 5.375%, 9/01/19 (Pre-refunded 9/01/13) – MBIA Insured
12,805	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage	No Opt. Call	AAA	16,406,148
	Revenue Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)
3,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/13 at 102.00	N/R (5)	3,534,510
	Franciscan Mobile Home Park Project, Series 2002A, 5.850%, 12/15/32
	(Pre-refunded 12/15/13)
8,000	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second	7/10 at 101.00	AA (5)	8,546,160
	Senior Lien Sales Tax Revenue Bonds, Series 2000A, 5.250%, 7/01/25 (Pre-refunded
	7/01/10) – FGIC Insured
2,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2000D,	7/10 at 100.00	AA– (5)	2,120,920
	5.375%, 7/01/25 (Pre-refunded 7/01/10) – FGIC Insured
3,005	Monterey County, California, Certificates of Participation, Master Plan Financing, Series	8/11 at 100.00	A3 (5)	3,256,999
	2001, 5.000%, 8/01/20 (Pre-refunded 8/01/11) – MBIA Insured
2,375	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds,	8/14 at 100.00	AAA	2,711,989
	Series 2004A, 5.250%, 8/01/24 (Pre-refunded 8/01/14) – FSA Insured
5,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	4,999,600
	5.500%, 10/01/32
12,565	San Bernardino County, California, GNMA Mortgage-Backed Securities Program Single Family Home	No Opt. Call	AAA	14,365,814
	Mortgage Revenue Bonds, Series 1989A, 7.750%, 11/01/14 (Alternative Minimum Tax) (ETM)
3,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/12 at 100.00	AA (5)	3,313,710
	International Airport, Second Series 2002, Issue 28B, 5.250%, 5/01/22 (Pre-refunded
	5/01/12) – MBIA Insured
1,615	University of California, Certificates of Participation, San Diego and Sacramento Campus	1/10 at 101.00	Aa1 (5)	1,695,928
	Projects, Series 2002A, 5.250%, 1/01/21 (Pre-refunded 1/01/10)
	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2002O:
5,265	5.000%, 9/01/18 (Pre-refunded 9/01/10) – FGIC Insured	9/10 at 101.00	AA (5)	5,624,073
10,255	5.000%, 9/01/19 (Pre-refunded 9/01/10) – FGIC Insured	9/10 at 101.00	AA (5)	10,954,389

123,510	Total U.S. Guaranteed			137,795,333

	Utilities – 7.6% (4.8% of Total Investments)
3,695	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	2,326,557
	2007A, 5.000%, 11/15/35
500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AAA	458,800
	2005A-1, 5.000%, 7/01/31 – FSA Insured (UB)
1,235	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	BBB–	1,002,561
	9/01/31 – SYNCORA GTY Insured
5,000	Merced Irrigation District, California, Revenue Certificates of Participation, Electric System	9/13 at 102.00	Baa3	3,713,800
	Project, Series 2003, 5.700%, 9/01/36
1,200	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2004T,	No Opt. Call	AA	1,159,860
	5.250%, 5/15/23 – FGIC Insured
2,410	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series	8/12 at 100.00	AAA	2,421,496
	2002Q, 5.250%, 8/15/21 – FSA Insured
4,000	Southern California Public Power Authority, Revenue Bonds, Magnolia Power Project, Series	7/13 at 100.00	AA	4,009,560
	2003-1A, 5.000%, 7/01/20 – AMBAC Insured
5,500	Southern California Public Power Authority, Revenue Bonds, Multiple Projects, Series 1989,	No Opt. Call	AA–	6,039,275
	6.750%, 7/01/11

23,540	Total Utilities			21,131,909

	Water and Sewer – 7.6% (4.8% of Total Investments)
5,525	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds,	10/13 at 101.00	AAA	5,448,645
	Pooled Financing Program, Series 2004A, 5.250%, 10/01/24 – FSA Insured
1,600	Eastern Municipal Water District, California, Water and Sewerage System Revenue Certificates	7/18 at 100.00	AA	1,344,996
	of Participation, Series 2008, Trust 3220, 12.829%, 7/01/35 (IF)
	Goleta Water District, California, Certificates of Participation Revenue Bonds, Series 2003:
1,000	5.250%, 12/01/20 – MBIA Insured	12/13 at 100.00	AA	1,014,490
1,440	5.250%, 12/01/21 – MBIA Insured	12/13 at 100.00	AA	1,451,966
1,205	5.250%, 12/01/22 – MBIA Insured	12/13 at 100.00	AA	1,205,518
850	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA	718,361
	5.000%, 4/01/36 – MBIA Insured
1,250	Indio Water Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 4/01/31 –	4/16 at 100.00	A	1,027,350
	AMBAC Insured
500	Norco, California, Certificates of Participation Refunding, Water and Sewerage System	4/09 at 102.00	A	458,830
	Improvement Project, Series 1998, 5.125%, 10/01/28 – AMBAC Insured
5,375	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	11/12 at 100.00	AA	5,422,408
	Series 2002A, 5.000%, 11/01/19 – MBIA Insured
	Turlock Public Finance Authority, California, Sewerage Revenue Bonds, Series 2003A:
1,565	5.000%, 9/15/19 – FGIC Insured	9/13 at 100.00	AA	1,568,193
1,650	5.000%, 9/15/20 – FGIC Insured	9/13 at 100.00	AA	1,632,511

21,960	Total Water and Sewer			21,293,268

$ 461,951	Total Long-Term Investments (cost $465,249,330) – 155.8%			432,976,501

	Short–Term Investments – 3.6% (2.3% of Total Investments)
$ 10,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed		A-1+	10,000,000
	Revenue Bonds, Variable Rate Demand Obligations, Series 2005A, Trust 2448, 5.640%, 6/01/45 –
	FGIC Insured (6)

	Total Short-Term Investments (cost $10,000,000)			10,000,000

	Total Investments (cost $475,249,330) – 159.4%			442,976,501

	Floating Rate Obligations – (3.6)%			(10,060,000)

	Other Assets Less Liabilities – 3.6%			10,055,697

	Preferred Shares, at Liquidation Value – (59.4)% (7)			(165,025,000)

	Net Assets Applicable to Common Shares – 100%			$277,947,198

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor
Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG,
FGIC, FSA, MBIA, RAAI and SYNCORA as of November 30, 2008. Subsequent to November 30, 2008, and
during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Portion of investment has been pledged as collateral for Recourse Trusts.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(7)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 37.3%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund's fair value measurements as of November 30, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$442,976,501	$ —	$442,976,501

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2008, the cost of investments was $465,155,029.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2008, were as follows:

Gross unrealized:
Appreciation	$ 15,578,778
Depreciation	(47,817,536)

Net unrealized appreciation (depreciation) of investments	$(32,238,758)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Quality Income Municipal Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         January 29, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        January 29, 2009